UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21380

           FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
  ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
  ---------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
  ---------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                          -------------------
                   Date of fiscal year end: NOVEMBER 30, 2004
                                          --------------------------
                    Date of reporting period: AUGUST 31, 2004
                                            ---------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
PREFERRED SECURITIES -- 70.6%
               BANKING -- 34.2%
---------------------------------------------------------------------------------------------------------------------------
       28,000  ABN AMRO Capital Fund Trust VII, 6.08% Pfd. .....................................  $        685,440**(1)
        1,000  ABN AMRO North America, Inc., 6.59% Pfd., 144A**** ..............................         1,063,315*
   $4,500,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B ..............         5,642,752
       38,800  BAC Capital Trust I, 7.00% Pfd. .................................................         1,034,796
       25,000  BAC Capital Trust III, 7.00% Pfd. ...............................................           666,250
       10,900  BAC Capital Trust V, 7.00% Pfd. .................................................           288,741
        4,700  Bank One Capital Trust I, 8.00% Pfd. ............................................           118,957
       50,900  Bank One Capital Trust VI, 7.20% Pfd. ...........................................         1,351,649
   $1,000,000  BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security .................         1,115,910(1)
  $10,000,000  Chase Capital I, 7.67% 12/01/26 Capital Security ................................        10,920,350
       79,300  Chase Capital VII, 7.00% Pfd., Series G .........................................         2,005,497
       19,400  Chase Capital XI, 5.875% Pfd. 06/15/33 ..........................................           469,868
       30,000  Citigroup, Inc., 6.231% Pfd., Series H ..........................................         1,581,600*
       40,000  Cobank, ACB, 7.00% Pfd., 144A**** ...............................................         2,166,600*
       20,000  Colonial Capital Trust IV, 7.875% Pfd. ..........................................           532,600
       11,000  Comerica (Imperial) Capital Trust I, 7.60% Pfd. .................................           295,020
   $2,000,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** ..........         2,222,950
     $400,000  First Empire Capital Trust I, 8.234% 02/01/27 Capital Security ..................           450,164
   $1,900,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B ............         2,176,241(1)
   $2,000,000  First Midwest Capital Trust I, 6.95% Pfd. 12/01/33, Capital Security ............         2,134,340
   $1,500,000  First Tennessee Capital Trust II, 6.30% 04/15/34 Capital Security, Series B .....         1,487,677
   $2,000,000  First Union Institutional Capital II, 7.85% 01/01/27 Capital Security ...........         2,220,330
       18,000  Fleet Capital Trust VII, 7.20% Pfd. .............................................           480,870
            2  FT Real Estate Securities Company, 9.50% Pfd., 144A**** .........................         2,685,636
   $2,795,000  Great Western Finance Trust II, 8.206% 02/01/27 Capital Security, Series A ......         3,119,905
   $6,000,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security .....................         6,925,290
   $8,000,000  HBOS Capital Funding LP, 6.85% Pfd. .............................................         8,209,240(1)
   $6,820,000  HSBC Capital Funding LP, 10.176% 144A**** .......................................        10,191,365(1)
     $855,000  HSBC Capital Trust II, 8.38% 05/15/2027 Capital Security, 144A**** ..............           960,486(1)
   $3,000,000  Haven Capital Trust I, 10.46% 02/01/27 Capital Security .........................         3,514,320
        4,200  Household Capital Trust VI, 8.25% Pfd. ..........................................           114,303
    1,940,000  J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security ....................         2,113,892
        6,455  J.P. Morgan Chase & Co., 6.625% Pfd., Series H ..................................           344,245*
   $5,000,000  KeyCorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A .....         5,478,675
           10  Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** ..........................         1,110,883
   $2,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security .....................         2,848,325
     $810,000  North Fork Capital Trust II,8.00% 12/15/27 Capital Security .....................           911,748
   $4,000,000  RBS Capital Trust B, 6.80% Pfd. .................................................         4,116,520**(1)

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
        2,100  Regions Financial Trust I, 8.00% Pfd. ...........................................  $         56,994
   $1,600,000  Republic New York Capital I, 7.75% 11/15/26 Capital Security ....................         1,761,624(1)
     $716,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security ...................           781,392(1)
           20  Roslyn Real Estate, 8.95% Pfd., Pvt., Series C, 144A**** ........................         2,112,718
       20,000  Royal Bank of Scotland Group PLC, 6.40% Pfd., Series M ..........................           504,800**(1)
   $5,050,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security ...................         5,662,414
       19,000  USB Capital V, 7.25% Pfd. .......................................................           507,585
   $5,000,000  Wachovia Capital Trust I, 7.64% 01/15/27 Capital Security, 144A**** .............         5,432,300
      350,000  Wachovia Preferred Funding, 7.25% Pfd., Series A ................................         9,698,500
        7,900  Wells Fargo Capital Trust IV, 7.00% Pfd. ........................................           206,862
      100,000  Wells Fargo Capital Trust IX, 5.625% Pfd. .......................................         2,375,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                       122,856,939
                                                                                                  ----------------
               FINANCIAL SERVICES -- 3.9%
------------------------------------------------------------------------------------------------------------------------
        9,900  The Bear Stearns Companies Inc., 5.49% Pfd., Series G ...........................           473,616*
               Lehman Brothers Holdings, Inc.:
       50,000    5.94% Pfd., Series C ..........................................................         2,491,250*
      192,100    6.50% Pfd., Series F ..........................................................         5,007,086*
        9,700  Merrill Lynch Capital Trust III, 7.00% Pfd. .....................................           257,826
      168,650  Merrill Lynch Capital Trust V, 7.28% Pfd. .......................................         4,551,864
       17,200  Morgan Stanley Capital Trust II, 7.25% Pfd. .....................................           452,102
       30,000  Morgan Stanley Capital Trust III, 6.25% Pfd. ....................................           748,500
        6,000  Morgan Stanley Capital Trust V, 5.75% Pfd. ......................................           141,480
-------------------------------------------------------------------------------------------------------------------
                                                                                                        14,123,724
                                                                                                  ----------------
               INSURANCE -- 9.9%
------------------------------------------------------------------------------------------------------------------------
       15,000  AAG Holding Company, Inc., 7.25% Pfd ............................................           377,400
      177,380  ACE Ltd., 7.80% Pfd., Series C ..................................................         4,774,182**(1)
   $6,420,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ...........................         7,361,204
      189,400  Everest Re Capital Trust II, 6.20% Pfd., Series B ...............................         4,516,243(1)
               ING Groep NV:
       36,000    7.05% Pfd. ....................................................................           946,800**(1)
      125,000    7.20% Pfd. ....................................................................         3,327,500**(1)
       40,000  St. Paul Capital Trust I, 7.60% Pfd. ............................................         1,058,000
   $4,815,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** .......................         5,698,938
       30,000  XL Capital Ltd., 7.625% Pfd., Series B ..........................................           817,650**(1)
        6,675  Zurich RegCaPS Funding Trust, 6.58% Pfd., 144A**** ..............................         6,916,168*
-------------------------------------------------------------------------------------------------------------------
                                                                                                        35,794,085
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
-----------------------------------------------------------



SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- 13.9%
------------------------------------------------------------------------------------------------------------------------
      225,000  Alabama Power Company, 5.30% Pfd. ...............................................  $      5,429,250*
       45,700  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .......................         4,788,446*
   $2,750,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B ...................         3,124,907
               Duke Energy Corporation:
       50,214    7.04% Pfd., Series Y ..........................................................         5,186,102*
       22,934    7.85% Pfd., Series S ..........................................................         2,378,829*
       37,000  Duquesne Light Company, 6.50% Pfd. ..............................................         1,904,760*
       20,000  Energy East Capital Trust I, 8.25% Pfd. .........................................           532,700
          758  Entergy Arkansas, Inc., 7.40% Pfd. ..............................................            78,927*
       70,000  Florida Power Company, FPC Capital I, 7.10% Pfd., Series A ......................         1,761,900
   $4,500,000  Houston Light & Power, Capital Trust II, 8.257%, 02/01/37 Capital Security ......         4,751,820
       30,445  Indianapolis Power & Light Company, 5.65% Pfd. ..................................         2,752,989*
               Interstate Power & Light Company:
       90,000    7.10% Pfd., Series C ..........................................................         2,412,900*
       38,600    8.375% Pfd., Series B .........................................................         1,229,024*
   $5,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ...................         4,704,800
       16,200  PSEG Funding Trust II, 8.75% Pfd. ...............................................           446,229
       30,000  Public Service Electric & Gas, 4.30% Pfd., Series C .............................         2,342,700*
      120,000  Southern Union Company, 7.55% Pfd. ..............................................         3,283,800*
       10,000  Southwest Gas Capital II, 7.70% Pfd. ............................................           266,200
        5,000  Union Electric Company, $7.64 Pfd. ..............................................           522,350*
       82,717  Wisconsin Power & Light Company, 6.50% Pfd. .....................................         2,132,858*
-------------------------------------------------------------------------------------------------------------------
                                                                                                        50,031,491
                                                                                                  ----------------
               OIL AND GAS -- 0.8%
------------------------------------------------------------------------------------------------------------------------
        2,750  EOG Resources, Inc., 7.195% Pfd., Series B ......................................         3,010,329*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         3,010,329
                                                                                                  ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 6.6%
------------------------------------------------------------------------------------------------------------------------
       16,020  AMB Property Corporation, 6.75% Pfd., REIT, Series M ............................           395,534
       40,000  BRE Properties, Inc., 6.75% Pfd., REIT, Series C ................................           978,000
       38,750  Carramerica Realty Corporation, 7.50% Pfd., REIT, Series E ......................           997,231
               Duke Realty Corporation:
       19,549    6.625% Pfd., REIT, Series J ...................................................           480,319
       50,000    6.50% Pfd., REIT, Series K ....................................................         1,211,000
               Equity Residential Properties:
       18,962    6.48% Pfd., REIT, Series N ....................................................           467,887
       85,000    8.29% Pfd., REIT, Series K ....................................................         5,208,375
      100,000  Health Care Property Investment, 7.10% Pfd., REIT, Series F .....................         2,535,500

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
                     -----------------------------------------------------------



SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT)  -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
               PS Business Parks, Inc.:
       57,000    6.875% Pfd., REIT, Series I ...................................................  $      1,341,780
       34,500    7.60% Pfd., REIT, Series L ....................................................           874,575
       45,000    7.95% Pfd., REIT, Series K ....................................................         1,171,575
               Public Storage, Inc.:
       44,200    7.50% Pfd., REIT, Series V ....................................................         1,189,643
        1,400    7.625% Pfd., REIT, Series T ...................................................            37,072
       48,600    8.00% Pfd., REIT, Series R ....................................................         1,305,639
      125,000  Regency Centers Corporation, 7.25% Pfd., REIT ...................................         3,160,625
       95,000  Weingarten Realty Investment, 6.95% Pfd., REIT ..................................         2,434,375
-------------------------------------------------------------------------------------------------------------------
                                                                                                        23,789,130
                                                                                                  ----------------
               MISCELLANEOUS INDUSTRIES -- 1.3%
------------------------------------------------------------------------------------------------------------------------
       65,300  Delphi Trust I, 8.25% Pfd. ......................................................         1,738,613
       34,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .............................         2,827,100*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         4,565,713
                                                                                                  ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $246,712,653)                                                                   254,171,411
                                                                                                  ----------------
CORPORATE DEBT SECURITIES -- 25.1%
               FINANCIAL SERVICES -- 1.7%
------------------------------------------------------------------------------------------------------------------------
       45,000  Corp-Backed Trust Certificates, 5.80% Pfd., Series Goldman Sachs ................         1,089,450
   $5,000,000  Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** .............         5,025,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         6,114,450
                                                                                                  ----------------
               INSURANCE -- 8.1%
------------------------------------------------------------------------------------------------------------------------
       20,000  American Financial Group, Inc., 7.125% 02/03/34, Senior Note ....................           504,500
   $8,700,000  OneAmerica Financial Partners, 7.00% 10/15/33, 144A**** .........................         8,911,497
  $10,455,000  Prudential Holdings LLC, 8.695% 12/18/23, 144A**** ..............................        12,980,719
   $7,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .........................         6,655,495
-------------------------------------------------------------------------------------------------------------------
                                                                                                        29,052,211
                                                                                                  ----------------
               OIL AND GAS -- 2.6%
------------------------------------------------------------------------------------------------------------------------
      356,200  Nexen, Inc., 7.35% Subordinated Notes ...........................................         9,254,076(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         9,254,076
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
------------------------------------------------------------



SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               UTILITIES -- 10.4%
------------------------------------------------------------------------------------------------------------------------
   $2,000,000  AEP Texas Central Company, 6.65% 02/15/33, Senior Notes, Series E ...............  $      2,154,360
   $6,100,000  Constellation Energy Group, 7.60% Pfd., 04/1/32, Senior Notes ...................         7,071,761
               Duke Capital Corporation:
       27,200    7.875% 02/15/32, Corp-Backed Trust ............................................           710,056
   $5,000,000    8.00% 10/01/19 Senior Notes ...................................................         5,902,275
        5,000  Entergy Mississippi, Inc., 7.25%, 1st Mortgage ..................................           131,925
       75,000  Georgia Power Company, 6.00% Pfd., FGIC Insured .................................         1,899,000
   $4,000,000  Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** ......         4,233,500
   $4,000,000  Interstate Power & Light Company, 6.45% 10/15/33, Senior Notes ..................         4,236,700
   $5,670,000  Oncor Electric Delivery Company, 7.25% 01/15/33, Secured ........................         6,607,109
   $4,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95 ...............................         4,450,240
-------------------------------------------------------------------------------------------------------------------
                                                                                                        37,396,926
                                                                                                  ----------------
               MISCELLANEOUS -- 2.3%
------------------------------------------------------------------------------------------------------------------------
       35,325  Ford Motor Company, 7.50% 06/10/43, Senior Notes ................................           912,091
   $6,265,000  General Motors Corporation, 8.80% 03/01/21 ......................................         6,911,078
       25,300  Maytag Corporation, 7.875% 08/01/31 .............................................           671,209
-------------------------------------------------------------------------------------------------------------------
                                                                                                         8,494,378
                                                                                                  ----------------
               TOTAL CORPORATE DEBT SECURITIES
                 (Cost $88,274,341) ............................................................        90,312,041
                                                                                                  ----------------
CONVERTIBLE SECURITIES -- 2.8%
               INSURANCE -- 0.2%
------------------------------------------------------------------------------------------------------------------------
       36,000  XL Capital Ltd., 6.50% Mandatory Convertible, 05/15/07 ..........................           854,100(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                           854,100
                                                                                                  ----------------
               UTILITIES -- 2.6%
------------------------------------------------------------------------------------------------------------------------
      161,500  FPL Group, Inc., 8.50% Mandatory Convertible, Series A 02/16/05                           9,299,978
-------------------------------------------------------------------------------------------------------------------
                                                                                                         9,299,978
                                                                                                  ----------------
               TOTAL CONVERTIBLE SECURITIES
                 (Cost $10,034,398) ............................................................        10,154,078
                                                                                                  ----------------
OPTION CONTRACTS -- 0.1%
        2,475  October Put Options on December U.S. Treasury Bond Futures, Expiring 9/25/04 ....           249,609+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $1,875,470) .............................................................           249,609
                                                                                                  ----------------

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
                     -----------------------------------------------------------



SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
MONEY MARKET FUND -- 0.6%
    2,059,710  BlackRock Provident Institutional, TempFund                                        $      2,059,710
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $2,059,710) .............................................................         2,059,710
                                                                                                  ----------------

 TOTAL INVESTMENTS (Cost $348,956,572***) ..........................................     99.2%         356,946,849
 OTHER ASSETS AND LIABILITIES (Net) ................................................      0.8%           2,725,646
                                                                                      ---------   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ....................    100.0%++  $    359,672,495
                                                                                      ---------   ----------------
 AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE ........................................      (128,500,000)
 ACCUMULATED UNDECLARED DISTRIBUTIONS TO AMPS ..................................................           (80,759)
                                                                                                  ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ....................................................  $    231,091,736
                                                                                                  ================

-----------------------------
     * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
    ** Securities distributing Qualified Dividend Income only.
   *** Aggregate cost of securities held.
  **** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
   (1) Foreign issuer.
     + Non-income producing.
    ++ The percentage shown for each investment  category is the total value of that category as a percentage of net assets  available to Common and Preferred Stock.

ABBREVIATIONS:
REIT   -- Real Estate Investment Trust
PFD.   -- Preferred Securities
PVT.   -- Private Placement Securities
          Capital  Securities  are  treated  as debt  instruments  for  financial statement  purposes and the amounts  shown in the Shares/$ Par column are dollar amounts of par value.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date                     OCTOBER 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date                     OCTOBER 8, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                         R. Eric Chadwick, Chief Financial Officer, Treasurer, Vice President and Secretary
                         (principal financial officer)

Date                     OCTOBER 8, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.